INVESTMENTS - Additional Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Apr. 29, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
Recorded book value of investment	R$ 25,257,445		R$ 25,769,172	R$ 26,977,885	R$ 26,996,243
Provision for unsecured liabilities		R$ 729,188
Santo Antnio Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Collateral in guarantee	769,897
Other provisions	492,017
Deferred amount of other claims with an additional amount estimated	226,000
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Provision for unsecured liabilities	R$ 729,188		R$ 705,864
Madeira Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Recorded book value of investment				R$ 686,752	R$ 906,289
Madeira Energia S.A. | Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Percentage of participation	43.06%